Unaudited Condensed Consolidated Interim Statement of Changes in Equity - GBP (£) £ in Millions		Total	Called-up share capital [member]	Share premium account [member]	Other reserves [member]	Own shares [member]	Retained earnings [member]	Total equity shareholder's funds [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2018		£ 9,705.5	£ 133.3	£ 569.7	£ 393.5	£ (1,255.7)	£ 9,440.3	£ 9,281.1	[1]	£ 424.4
Ordinary shares issued		0.2		0.2				0.2	[1]
Treasury share allocations						0.8	(0.8)
(Loss)/profit for the period		349.4					312.4	312.4	[1]	37.0
Exchange adjustments on foreign currency net investments		87.1			84.0			84.0	[1]	3.1
Movements on equity investments held at fair value through other comprehensive income		(75.7)					(75.7)	(75.7)	[1]
Other comprehensive income/(loss)		11.4			84.0		(75.7)	8.3	[1]	3.1
Total comprehensive income/(loss)		360.8			84.0		236.7	320.7	[1]	40.1
Dividends paid		(58.5)								(58.5)
Non-cash share-based incentive plans (including share options)		32.5					32.5	32.5	[1]
Tax adjustments on share-based payments		1.0					1.0	1.0	[1]
Net movement in own shares held by ESOP Trusts						47.5	(47.5)
Recognition/remeasurement of financial instruments		2.3			6.0		(3.7)	2.3	[1]
Acquisition of subsidiaries	[2]	(7.6)					(6.1)	(6.1)	[1]	(1.5)
End of year at Jun. 30, 2019		10,036.2	133.3	569.9	483.5	(1,207.4)	9,652.4	9,631.7	[1]	404.5
Beginning balance at Dec. 31, 2018		9,705.5	133.3	569.7	393.5	(1,255.7)	9,440.3	9,281.1	[1]	424.4
(Loss)/profit for the period		717.9
Exchange adjustments on foreign currency net investments		(379.4)
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)
Movements on equity investments held at fair value through other comprehensive income		(141.4)
Actuarial loss on defined benefit pension plans		(36.6)
Deferred tax on defined benefit pension plans		6.4
Other comprehensive income/(loss)		(835.0)
Total comprehensive income/(loss)		(117.1)
End of year at Dec. 31, 2019		8,443.5	132.8	570.3	(501.2)	(1,178.7)	9,048.9	8,072.1	[1]	371.4
Beginning balance at Jun. 30, 2019		10,036.2	133.3	569.9	483.5	(1,207.4)	9,652.4	9,631.7	[1]	404.5
Ordinary shares issued		0.4		0.4				0.4	[1]
Share cancellations		(47.7)	(0.5)		0.5		(47.7)	(47.7)	[1]
Treasury share allocations						0.2	(0.2)
(Loss)/profit for the period		368.5					311.7	311.7	[1]	56.8
Exchange adjustments on foreign currency net investments		(466.5)			(445.4)			(445.4)	[1]	(21.1)
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(284.0)			(284.0)			(284.0)	[1]
Movements on equity investments held at fair value through other comprehensive income		(65.7)					(65.7)	(65.7)	[1]
Actuarial loss on defined benefit pension plans		(36.6)					(36.6)	(36.6)	[1]
Deferred tax on defined benefit pension plans		6.4					6.4	6.4	[1]
Other comprehensive income/(loss)		(846.4)			(729.4)		(95.9)	(825.3)	[1]	(21.1)
Total comprehensive income/(loss)		(477.9)			(729.4)		215.8	(513.6)	[1]	35.7
Dividends paid		(788.2)					(750.5)	(750.5)	[1]	(37.7)
Non-cash share-based incentive plans (including share options)		38.9					38.9	38.9	[1]
Tax adjustments on share-based payments		2.1					2.1	2.1	[1]
Net movement in own shares held by ESOP Trusts						28.5	(28.5)
Recognition/remeasurement of financial instruments		13.3			(3.5)		16.8	13.3	[1]
Share purchases-close period commitments	[1]	(252.3)			(252.3)			(252.3)
Acquisition of subsidiaries	[2]	(81.3)					(50.2)	(50.2)	[1]	(31.1)
End of year at Dec. 31, 2019		8,443.5	132.8	570.3	(501.2)	(1,178.7)	9,048.9	8,072.1	[1]	371.4
Share cancellations		(281.2)	(3.2)		3.2		(281.2)	(281.2)	[1]
Treasury share allocations						0.5	(0.5)
(Loss)/profit for the period		(2,602.3)					(2,633.3)	(2,633.3)	[1]	31.0
Exchange adjustments on foreign currency net investments		111.2			93.1			93.1	[1]	18.1
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(15.4)			(15.4)			(15.4)	[1]
Movements on equity investments held at fair value through other comprehensive income		(102.4)					(102.4)	(102.4)	[1]
Other comprehensive income/(loss)		(6.6)			77.7		(102.4)	(24.7)	[1]	18.1
Total comprehensive income/(loss)		(2,608.9)			77.7		(2,735.7)	(2,658.0)	[1]	49.1
Dividends paid		(40.1)								(40.1)
Non-cash share-based incentive plans (including share options)		30.6					30.6	30.6	[1]
Tax adjustments on share-based payments		2.6					2.6	2.6	[1]
Net movement in own shares held by ESOP Trusts		(0.4)				53.9	(54.3)	(0.4)	[1]
Recognition/remeasurement of financial instruments		34.5			67.3		(32.8)	34.5	[1]
Share purchases-close period commitments	[3]	252.3			252.3			252.3
Acquisition of subsidiaries	[2]	(64.7)					(52.7)	(52.7)	[1]	(12.0)
End of year at Jun. 30, 2020		£ 5,768.2	£ 129.6	£ 570.3	£ (100.7)	£ (1,124.3)	£ 5,924.9	£ 5,399.8	[1]	£ 368.4

[1]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
[2]	Acquisition of subsidiaries represent movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests of new acquisitions.
[3]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2019 and was recognized as a movement in other reserves in the year ended 31 December 2019. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the period ended 30 June 2020.